LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
SCHEDULE OF ANTIDILUTIVE SECURITIES EXCLUDED FROM COMPUTATION OF EARNINGS PER SHARE
	As of December 31,
	2022	2021
Common stock purchase options	6,818,616	9,164,647
Restricted stock units	1,700,000	74,001
Common stock purchase warrants	-	2,952,381
	8,518,616	12,191,029

SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE

	Year ended December 31
	2022	2021

Basic and diluted:
Loss attributable to equity holders of the Company	$32,304	$29,920

Weighted average number of ordinary shares in issue	77,554,740	66,346,506

Loss per ordinary share	$0.42	$0.45